Share-Based Compensation (Schedule of Compensation Expense) (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Allocated Share-based Compensation Expense	¥ 25,072	¥ 17,698
Fulfillment [Member]
Allocated Share-based Compensation Expense	1,241	1,039
Sales and marketing [Member]
Allocated Share-based Compensation Expense	9,996	6,810
Technology and content [Member]
Allocated Share-based Compensation Expense	5,806	3,595
General and administrative [Member]
Allocated Share-based Compensation Expense	¥ 8,029	¥ 6,254